Leases	9 Months Ended
Sep. 30, 2019
Presentation of leases for lessee [abstract]
Leases
Note 11. Leases
For the nine-month period ended as of September 30, 2019, the change in the Company’s right-of-use
asset, is as follows:

	Total
Cost as of January 1, 2019	Ps.	1,797
Additions		54
Disposals		(15)
Depreciation		(388)
Effects of changes in foreign exchange rates		(90)

	Ps.	1,358

As of September 30, 2019, Company’s lease liabilities, are as follows
:

	September 30, 2019
Maturity analysis –
Less than one year	Ps.	471
One to three years		716
More than three years		197

Total lease liabilities at September 30, 2019		1,384

Current		471
Non-Current	Ps.	913

The interest expense for leases reported in the income statements for the nine-month period ended September 30, 2019 was Ps. 99.